Unaudited interim condensed consolidated statements of cash flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net income	$ 24,050,420	$ 36,179,042
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	10,749,128	8,235,069
Non – cash lease expense	38,849	35,086
Share based compensation	1,560,719	1,895,372
Net loss on sale of vessel	0	1,589,702
Unrealized foreign exchange loss/(gain) on time deposits	(1,030,640)	773,620
Dividend income from related party	0	(379,167)
Changes in operating assets and liabilities:
Trade and other receivables	670,769	(5,039,734)
Other current assets	485,977	(335,060)
Inventories	1,319,526	(1,415,296)
Changes in operating lease liabilities	(38,849)	(35,086)
Advances and prepayments	25,021	(442,887)
Due from related parties	2,084	(1,516,435)
Trade accounts payable	955,699	(1,861,518)
Due to related parties	2,990,748	929,416
Accrued liabilities	(132,345)	199,764
Deferred income	765,748	489,065
Net cash provided by operating activities	42,412,854	39,300,953
Cash flows from investing activities:
Dividends income received	0	381,250
Proceeds from sale of vessel, net	0	41,153,578
Payments for acquisition, improvement and capitalized expenses of vessels	(417,320)	(72,856,860)
Increase in bank time deposits	(101,608,390)	(91,715,140)
Maturity of bank time deposits	157,081,011	63,029,230
Net cash (used in)/provided by investing activities	55,055,301	(60,007,942)
Cash flows from financing activities:
Proceeds from warrants exercise	0	1,800,000
Stock repurchases	0	(2,504,498)
Dividends paid on preferred shares	(868,075)	(777,193)
Repayment of seller and capital expenditures financing	(36,700,000)	0
Net cash used in financing activities	(37,568,075)	(1,481,691)
Net (decrease)/increase in cash and cash equivalents	59,900,080	(22,188,680)
Cash and cash equivalents at the beginning of the period	67,783,531	91,927,512
Cash and cash equivalents at the end of the period	127,683,611	69,738,832
Cash breakdown
Cash and cash equivalents	127,683,611	69,738,832
Total cash and cash equivalents shown in the statement of cash flows	127,683,611	69,738,832
Supplemental cash flow information:
Cash paid for interest in relation to seller financing	1,222,145	0
Non cash investing activity – Vessels' improvements included in liabilities	0	11,981
Non cash investing activity – Dividend income from related party included in investment in related party	160,416	160,417
Non cash financing activity – Dividend on preferred series A included in payables to related parties	6,838	93,299
Non cash investing activity – Vessels acquisition included in payable to related parties	$ 129,295,000	$ 0